Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	500,395,573	666,945,878
Weighted-average number of vested DSUs	434,180	640,507
Basic	500,829,753	667,586,385
Effect of stock options and TRSUs	1,691,447	624,332
Diluted	502,521,200	668,210,717